Financing Receivables (Tables)	12 Months Ended
Mar. 31, 2013
Allowance for Credit Losses and Financing Receivables

Rollforward of allowance for credit losses and recorded investment in financing receivables for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2011	¥7,593	¥26,391	¥12,091	¥4,877	¥73	¥51,025
Provision	3,568	(5,924)	(1,238)	2,546	59	(989)
Charge off	(3,688)	(3,673)	(2,481)	(2,740)	(54)	(12,636)
Balance at March 31, 2012	7,473	16,794	8,372	4,683	78	37,400
collectively evaluated for impairment	6,439	7,686	3,935	4,683	6	22,749
individually evaluated for impairment	1,034	9,108	4,437	—	72	14,651
Financing receivable:
Balance at March 31, 2012	336,980	375,506	65,564	223,821	1,439	1,003,310
collectively evaluated for impairment	335,597	363,345	57,233	223,821	1,367	981,363
individually evaluated for impairment	1,383	12,161	8,331	—	72	21,947

	2013
	Installment sales receivable	Lease receivable	Loans receivable	Credit receivable	Others	Total
	Millions of yen
Allowance for credit losses:
Balance at March 31, 2012	¥7,473	¥16,794	¥8,372	¥4,683	¥78	¥37,400
Provision	2,900	(2,967)	(1,957)	2,132	29	137
Charge off	(3,558)	(2,547)	(285)	(3,428)	—	(9,818)
Recovery	14	143	24	3	—	184
Balance at March 31, 2013	6,829	11,423	6,154	3,390	107	27,903
collectively evaluated for impairment	6,275	4,375	1,002	3,390	3	15,045
individually evaluated for impairment	554	7,048	5,152	—	104	12,858
Financing receivable:
Balance at March 31, 2013	574,375	347,417	92,624	239,529	442	1,254,387
collectively evaluated for impairment	573,698	338,046	84,294	239,529	338	1,235,905
individually evaluated for impairment	677	9,371	8,330	—	104	18,482

Schedule of Financing Receivables on Non Accrual Status

Financing receivables on nonaccrual status at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Installment sales receivable	¥434	¥320
Lease receivable	8,922	7,239
Loans receivable	9,251	9,035
Credit receivable	1,342	848
Others	74	240

Total	¥20,023	¥17,682

Age of Recorded Investment in Financing Receivables

Analysis of the age of the recorded investment in financing receivables at March 31, 2012 and 2013 are as follows:

	2012
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥330,976	¥1,576	¥4,428	¥336,980	¥186
Lease receivable	400,128	3,453	10,368	413,949	1,447
Credit receivable	219,617	2,943	1,342	223,902	—
Others	2,191	5	69	2,265	—

Total	¥952,912	¥7,977	¥16,207	¥977,096	¥1,633

	2012
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥196,056	¥9,372	¥205,428	¥—

	2013
	Performing		Nonperforming	Total	Greater than 90 days and accruing
	Current	1-89 days past due	Greater than 90 days
	Millions of yen
Installment sales receivable	¥569,533	¥1,610	¥3,232	¥574,375	¥649
Lease receivable	381,643	4,429	8,265	394,337	1,026
Credit receivable	236,375	2,306	848	239,529	—
Others	1,883	—	56	1,939	—

Total	¥1,189,434	¥8,345	¥12,401	¥1,210,180	¥1,675

	2013
	Performing	Nonperforming	Total	Past due and accruing
	Current	Past due
	Millions of yen
Loans receivable	¥227,050	¥8,672	¥235,722	¥—

Impaired Financing Receivables

Impaired financing receivables at March 31, 2012 and 2013 are as follows:

	2012
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥9,071	¥5,236	¥9,071	¥10,405
With no related allowance recorded	¥5	¥—	¥56	¥20

	2013
	Recorded Investment	Related Allowance	Unpaid Principal Balance	Average Recorded Investment
	Millions of yen
With an allowance recorded	¥8,337	¥5,281	¥8,337	¥8,584
With no related allowance recorded	¥6	¥—	¥459	¥5